Obligation to FIDC FGTS Quota Holders	12 Months Ended
Dec. 31, 2025
Obligation To FIDC FGTS Quota Holders [Abstract]
Obligation to FIDC FGTS quota holders

15. Obligation to FIDC FGTS quota holders

	December 31, 2025	December 31, 2024
Senior quotas	815,557	704,755
Total	815,557	704,755

The obligations to FIDC FGTS quota holders relate to amounts due on senior quotas issued with the securitization of receivables from FGTS consumer loans in PicPay Bank. This account includes the outstanding amount due to senior quotas (unpaid original contribution plus unpaid accrued interest expense).

Although the fund has an indefinite duration, the senior quotas have 6 years of maturity after the first capital contribution, with a remuneration of CDI + 1.50 % per annum. Also, the senior quotas can be redeemed prior to 6 years in case of specific events such as bankruptcy claims. For the year ended December 31, 2025, the interest accrued was R$ 122,894 (R$ (3,245) for the year ended December 31, 2024), recorded as “Interest and other financial expenses”.